Disaggregation of Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Disaggregation of Revenue [Line Items]
Total Revenue	$ 1,403	$ 15,169	$ 3,917	$ 15,969	$ 58,505	$ 14,878
Hardware [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total Revenue	204	14,770	1,217	15,364	55,332	4,278
Software Subscriptions [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total Revenue	$ 1,199	$ 399	$ 2,700	$ 605	$ 3,173	$ 10,600